CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 603,704	$ 425,636	$ 290,103
Cost of revenues	126,947	69,391	45,287
Gross profit	476,757	356,245	244,816
Operating expenses:
Research and development	198,912	153,635	105,368
Selling and marketing	249,178	204,435	156,512
General and administrative	59,297	48,186	26,968
Total operating expenses	507,387	406,256	288,848
Operating loss	(30,630)	(50,011)	(44,032)
Financial income (expenses), net	(2,794)	(5,015)	247
Other income (expenses)	(489)	76	(4)
Loss before taxes on income	(33,913)	(54,950)	(43,789)
Taxes on income	3,207	1,323	3,107
Net loss	$ (37,120)	$ (56,273)	$ (46,896)
Basic and diluted net loss per ordinary share	$ (0.77)	$ (1.24)	$ (1.12)
Other comprehensive loss
Unrealized loss from marketable securities	$ (24)	$ (291)
Unrealized gains (loss) on cash flow hedge	(1,381)	394	(141)
Other comprehensive income (loss) for the period	(1,405)	103	(141)
Total comprehensive loss	$ (38,525)	$ (56,170)	$ (47,037)